Redeemable Convertible Prefered Stock - Additional Information (Detail) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2021	Feb. 01, 2020
Redeemable Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, New Issues	$ 25,000
Preferred stock, Outstanding	0		0	0
Rigetti Computing, Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Dividends, Preferred Stock				$ 0
Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from Issuance of Common Stock			$ 50,000,000	$ 345,000,000
Common Class A [Member] | Rigetti Computing, Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					3,538,484
Series C Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					9,647,847
Stock Issued During Period, Shares, New Issues		59,575,811
Stock Issued During Period, Value, New Issues		$ 54,022,876
Proceeds from Issuance of Preferred Stock		$ 1,236,600
Dividends Payable, Amount Per Share					$ 0.054408
Preferred Stock, Liquidation Preference Per Share			$ 0.906793	$ 0.906793
Preferred Stock, Convertible, Conversion Price			0.906793	$ 0.906793
Preferred Stock, Conversion Basis				one-for-one
Series C1Preferred Stock [Member] | Rigetti Computing, Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					18,087,227
Preferred stock, Outstanding					11,415,620
Dividends Payable, Amount Per Share					$ 0.054408
Preferred Stock, Liquidation Preference Per Share			0.906793	$ 0.906793
Preferred Stock, Convertible, Conversion Price			$ 7.254344	$ 7.254344
Preferred Stock, Conversion Basis				eight-for-one